497(e)
                                                                       333-81393

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 15, 2008 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R) EXPRESS(SM)
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The following information is added to the state table in "Appendix I: State contract availability and/or variations of certain features and benefits" of the Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
State       Features and Benefits                                      Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
Illinois    See "Selecting an annuity payout option" in the "Your      You can choose the date annuity payments are to begin, but it
            annuity payout options" section under "Accessing your      may not be earlier than twelve months from the EQUI-VEST(R)
            money"                                                     Express(SM) contract date.
------------------------------------------------------------------------------------------------------------------------------------











   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).
          EQUI-VEST(R) ExpressSM is a service mark of AXA Equitable.
                Distributed by its affiliate AXA Advisors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.
                      Copyright 2008. All rights reserved.

                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

888-701 (8/08)                                                   140596 (8/08)
EV701/NB                                                                x02143